Transactions With Related Parties - Tsakos Energy Management Limited (Details) (USD $)	12 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended			3 Months Ended	6 Months Ended		9 Months Ended	3 Months Ended	12 Months Ended	6 Months Ended	9 Months Ended	6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Tsakos Energy Management Limited [Member]	Jun. 30, 2010 Tsakos Energy Management Limited [Member]	Dec. 31, 2012 Tsakos Energy Management Limited [Member]	Dec. 31, 2012 Tsakos Energy Management Limited [Member]	Dec. 31, 2011 Tsakos Energy Management Limited [Member]	Dec. 31, 2010 Tsakos Energy Management Limited [Member]	Mar. 31, 2012 Charter in/out [Member]	Jun. 30, 2010 Charter in/out [Member]	Dec. 31, 2010 LNG Carriers [Member]	Dec. 31, 2012 LNG Carriers [Member]	Mar. 31, 2012 Bareboat [Member]	Dec. 31, 2011 Bareboat [Member]	Dec. 31, 2010 Third Party Manager [Member]	Dec. 31, 2012 Third Party Manager [Member]	Dec. 31, 2010 Owned Vessels [Member]	Jun. 30, 2010 Owned Vessels [Member]
Related Party Transaction [Line Items]
Euro appreciated against dollar percentage						10.00%	10.00%
Yearly increase basis							12 month Euribor
Monthly management fees				$ 7,000		$ 10,000				$ 27,500	$ 17,700	$ 32,000	$ 35,000	$ 20,400	$ 20,000	$ 25,000	$ 25,000	$ 27,000	$ 24,000
Management incentive award	0	0	425,000
Compensation to Management company after contract termination with Directors							137,514,000
Supervisory services per month, per vessel				20,000	17,700		20,400	20,000
Supervisory services							$ 612,000	$ 588,000	$ 620,000
Days Required For Cancellation Written Notice For Agreement							Ten days notice
Years Required For Cancellation Written Notice For Agreement							One year notice